OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets
The outstanding balance of other assets as of December 31, 2021 and 2020 is as follows:

	As of December 31,
	2021	2020
Other assets
Current
Unbilled Subscriptions	7,855	8,146
Non-current
Unbilled Subscriptions	8,583	6,954